Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

Email: CassidyLaw@aol.com

Telephone: 202/387-5400	Fax: 949/673-4525

September 29, 2014

Susan Block

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blow & Drive Interlock Corporation
Amendment #2 to Registration Statement on Form S-1
File No. 333-196472

Dear Ms. Block:

Attached for filing with the Securities and Exchange Commission is Amendment No. 2 to the Blow & Drive Interlock Corporation registration statement on Form S-1.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated August 12, 2014 (the “Comment Letter”). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

General

1.	The Company does not differ with the Staff’s analysis that the offering may be considered an indirect primary offering and as such the shares are being offered at a fixed price during the term of the offering.

2.	The Company is relying on Rule 415(A)(1)(i) for this Offering.

3.	The noted risk factor has been added and appears on page 9 of the prospectus.

Outside Front Cover

4.	The requested disclosure has been added and appears on the outside front cover.

5.	The requested disclosure has been added and appears on the outside front cover.

6.	The noted reference to the stated per share par value of the Company’s stock (as registered in its charter documents with the State of Delaware) has been eliminated to avoid confusion with the offering price of the Shares.

Prospectus Summary

7.	The noted disclosure has been corrected and appears corrected in the financial statements.

8.	The noted disclosure has been deleted.

Risks and Uncertainties facing the Company

9.	The requested disclosure has been added and appears on page 5 of the prospectus.

10.	The noted disclosure has been added and appears on page 5 of the prospectus.

11.	The requested disclosure has been added and appears on page 5 of the prospectus.

Risk Factors

The Company is subject to regulatory oversight

12.	The noted risk factor disclosure has been revised and appears on page 11 of the prospectus.

There is no public market

13.	The Company will need to obtain the services of a market maker in order to make an application for quotation of its securities on the OTC Bulletin Board. As disclosed in the prospectus in the section entitled “Relationship with Tiber Creek”, part of the services to be provided by Tiber Creek include assistance in getting the Company’s securities quoted and in establishing and maintaining relationships with market makers. This assistance encompasses the introduction to market makers and assistance in locating a market maker to file the application for quotation. To date, no introductions or other steps have been taken.

Selling Shareholders

14.	The disclosure does not contain reference to the language noted in the Staff’s comment as it appears on page 14 of the prospectus.

Description of Securities

15.	The noted disclosure has been corrected and appears on page 15 of the prospectus.

The Business

Manufacture and Distribution

16.	The requested exhibit is filed herewith.

The Market

17.	The noted language has been revised for better clarity and appears on page 18 of the prospectus..

18.	The noted language has been revised and appears on page 18 of the prospectus..

Governmental Regulations

19.	The noted disclosure has been clarified and added and appears on page 19 of the prospectus.

20.	The website address has been deleted.

21.	The requested disclosure has been clarified and added and appears on page ____ of the prospectus.

Marketing Strategy

22.	The noted disclosure has been clarified and appears on page 19 of the prospectus.

Plan of Operation

23.	The requested disclosure has been added and appears on page 20 of the prospectus.

24.	The requested disclosure appears on page 21 and 22 of the prospectus.

The Company

25.	The requested disclosure has been added and appears on page 21 of the prospectus.

Management’s Discussion and Analysis

26.	The requested disclosure has been added and appears on page 23 of the prospectus.

Discussion of Period ended December 31, 2013

27.	The noted discussion has been corrected and appears on page 25 of the prospectus.

Certain Relationships and Related Transactions

28.	The requested disclosure has been added and appears on page 28 of the prospectus.

Item 15. Recent Sales of Unregistered Securities

29.	The issuer relied on Section 4(a)(2) of the Securities Act of 1933 as an exemption from the registration of its securities under Section 5 of the Act in regard to the private sale to certain individuals and entities known to the issuer and sold directly by the issuer privately to these individuals. The issuer made no use of any mass media or advertising nor general solicitation.

Signatures

30.	The requested signature lines have been added and appear in the signature page.

Sincerely,

Lee Cassidy